Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	$ 37,582	$ 42,095
Balance at end of year	38,365	37,582
Software
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	9,720	11,099
Balance at end of year	9,330	9,720
Trademarks
Reconciliation of changes in intangible assets and goodwill
Indefinite-lived intangible assets	15,000	15,000
Intellectual property
Reconciliation of changes in intangible assets and goodwill
Impairment of other intangible assets		1,800
Cost
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	68,964	73,553
Additions	2,293	1,982
Disposals	(1,496)	(2,133)
Impairment of other intangible assets		(3,528)
Effect of changes in exchange rates	2,057	(910)
Balance at end of year	71,818	68,964
Cost | Software
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	22,749	23,101
Additions	2,221	1,932
Disposals	(1,496)	(2,133)
Impairment of other intangible assets		(50)
Effect of changes in exchange rates	585	(101)
Balance at end of year	24,059	22,749
Accumulated amortization
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	(31,382)	(31,458)
Amortization for the year	2,952	3,439
Disposals	1,478	1,740
Impairment of other intangible assets		1,698
Effect of changes in exchange rates	(597)	77
Balance at end of year	(33,453)	(31,382)
Accumulated amortization | Software
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	(13,029)	(12,002)
Amortization for the year	2,657	2,912
Disposals	1,478	1,740
Impairment of other intangible assets		39
Effect of changes in exchange rates	(521)	106
Balance at end of year	(14,729)	(13,029)
Trademarks, patents and other intellectual property
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	27,862	30,996
Balance at end of year	29,035	27,862
Trademarks, patents and other intellectual property | Cost
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	46,215	50,452
Additions	72	50
Impairment of other intangible assets		(3,478)
Effect of changes in exchange rates	1,472	(809)
Balance at end of year	47,759	46,215
Trademarks, patents and other intellectual property | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	(18,353)	(19,456)
Amortization for the year	295	527
Impairment of other intangible assets		1,659
Effect of changes in exchange rates	(76)	(29)
Balance at end of year	$ (18,724)	$ (18,353)